Unique Loan Identifier	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
700307	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 08/23/2018, an email was received from the borrower asking how to submit proof of flood insurance.  No additional contact was made with the borrower during the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	09/30/2018
704873	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 06/01/2018, the borrower called in stating money was misapplied and needs to be refunded.  A request was made to return the funds posted 05/31/2018 to the borrower’s account.   An email was sent to the borrower’s account regarding the request.  The request was noted as completed.  There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	09/30/2018
702003	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 06/25/2018, mail was returned noting bad address. Additional attempts to contact via mail were returned on 07/25/2018 and 09/05/2018 as bad address. No attempts to call were made and there was no contact with the borrower.	09/30/2018
700055	2	[2] Evidence loan has been modified.: Mod Date: <empty> [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 09/28/2018, an authorized third party banker called in requesting copies of the XXXX and XXXX modification agreements.  The agreements were sent to the banker via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified in XXXX and XXXX, the dates were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	09/30/2018
700080	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 06/05/2018, the borrower called in to make a payment.  On 07/03/2018, the borrower called in to schedule a payment for 07/26/2018.  A discharged bankruptcy was noted. On 08/02/2018, the borrower called in to schedule a payment for 08/30/2018 and noted the reason for delay was due to having to pay child’s tuition.  On 08/07/2018, the borrower called in regarding a delinquent tax bill/tax sale notice and was transferred to the tax department.  On 08/10/2018, the borrower called in regarding the status of the delinquent taxes and was advised the issue is delinquent sewer bills and has been moved to the tax sale department for resolution.  Additional research is being completed.  On 08/18/2018, correspondence was received from a third party regarding the tax lien and was unreadable.   The tax issue was noted as resolved on 08/31/2018.  On 08/31/2018, a credit bureau dispute was received from the borrower.  The dispute was researched and verified the account.  The account was updated.  On 09/06/2018, the borrower called to make a payment.  On 09/07/2018, a letter was sent to the borrower regarding the status of the tax issue and was advised the funds were advanced to bring the account current in the amount of $10214.59.  The servicer explained that the borrower is responsible to pay it back and to make all future sewer bill payment as those are not escrowed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy, the case details were not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	09/30/2018
700279	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. Three attempts to contact the borrower were made on 06/20/2018 and 06/21/2018, no contact was made with the borrower during the review period.	09/30/2018
701279	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. The were no contact attempts and no contact made with the borrower during the review period. The loan is performing.	09/30/2018
701346	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 07/13/2018, an exemption /assessment notice was received from the borrower via mail.  A research task was opened due the borrower’s receiving a disability exemption for 2018. On 09/05/2018, the borrower called in regarding the assessment notice and was advised is waiting on a call back from the assessor’s officer.  The assessor’s office confirmed the veteran’s exemption.  The tax information was updated and a letter was sent to the borrower.  The issue was closed out on 09/06/2018 and there was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	09/30/2018
701380	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy case details were not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. No attempts to contact were made and there was no contact with the borrower within the review period. The loan is performing.	09/30/2018
700910	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.	09/30/2018
704906	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 09/14/2018, the borrower was contacted regarding the final modification documents.  The servicer advised of the document process and the notary information.  The borrower stated will call back if has any questions.  Three additional attempts were made to contact and the modification is pending the final documents to be returned and processed.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a prior discharged Chapter 7 bankruptcy.  The case details were not provided.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  The trial plan was completed and the modification is pending the final documents to be returned and processed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
			ADDITIONAL INFORMATION: N/A	09/30/2018
700217	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary [2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 07/16/2018, the borrower called in to request assistance options.  Repayment plan and modification options were provided and the borrower stated would call back.  There is evidence of a prior discharged bankruptcy.  On 08/15/2018, the borrower called in to apply for assistance.  The borrower stated wasn’t getting paid for the work being done so resigned from position.  The borrower is waiting for a final paystub and will be applying for unemployment.  The borrower noted the property was in good condition and the intent is to retain.  The servicer advised of all of the documents needed for the review.  On 08/20/2018, the borrower was contacted regarding the initial set up for loss medication and the interview was completed.  The borrower noted the reason for default being due to unemployment and was advised it would take 1-3 business days for a decision.   On 08/22/2018, the borrower called in regarding payment and the general status of the loan.  The servicer advised the loan was in review of the documents and assisted with processing a payment.  The borrower was approved for an unemployment forbearance making $25 payments for six months with the first payment due for 10/01/2018.  On 08/24/2018, the borrower called in to accept the forbearance plan and opted to set up the scheduled payments at a later time.  On 09/06/2018, the borrower was contacted to advise the plan was set up and an approval letter was sent via email.   The account is pending the first forbearance payment.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy, the case details were not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
			ADDITIONAL INFORMATION: N/A	09/30/2018
702435	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary [2] Evidence loan has been modified.: Mod Date: <empty>	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 06/11/2018, the borrower was contacted and stated made a payment at the branch.  No further contact attempts were made within the review period.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a prior chapter 7 bankruptcy, the case details were not provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  A prior HAMP modification was noted, the completion date was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	09/30/2018
705116	3	[3] Ability to Repay - Poor - Intervention Required

[3] RFD - Borrower Illness

[2] Current Status - Delinquent

[2] Delinquency Prognosis - Temporary

[2] Evidence loan has been modified.: Mod Date: <empty>

[2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 06/01/2018, the borrower was contacted regarding additional documents needed for review.  The loan was noted as ready for decisions.  On 06/04/2018, the borrower called in returning a call from the specialist and was advised the loan is under review and the call was regarding missing documents that had been submitted.  On 06/07/2018 the reason for default was noted as illness of principal borrower and excessive obligations and the loan was approved for a flex modification with a four month trial period.  On 06/12/2018, the borrower was contacted regarding the review decision and discussed the terms keeping the interest rate the same but extending the term.  The borrower wanted to further discuss with spouse before accepting.  The servicer advised a letter would be sent out and if agreed to the terms, then sign and return the agreement.  On 06/21/2018, the borrower accepted the loan modification.  On 06/21/2018, the borrower called in and was advised of the new assigned specialist.  The borrower accepted the modification plan and offered to set up the payments.  The borrower stated already has the payments set up.  The plan is pending the 07/01/2018 payment.  On 07/10/2018, the borrower called in regarding payment and stated the payment that came out on 07/01/2018 was more than what was agreed to for the trial period.  The full payment came out due to being on recurring payments and no trial payments were set up.  The autopay was cancelled and remaining trial payments were set up.  The servicer advised of next steps once the final payment clears.  On 07/20/2018, the borrower called in regarding the letter received for cancelling the ACH.  The servicer advised the payments were turned off so that the larger payment amount wouldn’t be taken during the trial period.  The borrower requested that the overage from the 07/01/2018 payment be returned.  The amount was credited to the August payment so that payment would be less.  On 08/03/2018, the borrower called in concerned that the payment might draft for the wrong amount and was advised of the payments set up and the amounts.  There was no further contact with the borrower and the plan is due for 10/01/2018 trial payment.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a discharged bankruptcy, the case details were not provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The prior modification was completed in XXXX with a due date of XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
			ADDITIONAL INFORMATION: N/A	09/30/2018
700082	3	[3] Ability to Repay - Poor - Intervention Required

[2] Borrower Does Not Have the Willingness to Pay

[2] Current Status - Delinquent

[2] Currently Delinquent Mortgage

[2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. 06/02/2018, 07/03/2018, 08/03/2018 -Borrower made a payment - 08/06/2018 Borrower advised that he could not commit to pay due to a curtailment of income. He was in an accident that left him with medical bills and has been out of work. He could not provided the information necessary to make a workout decision but he was interested in a forbearance plan. Agent provided a list of items that the borrower needs to send in for the workout. - 08/08/2018 Agent provided the borrower with a list of remaining items needed to complete the review. - 08/16/2018 Agent advised that all the documents have been received and they are being sent to the underwriter for review - 08/29/2018 Borrower advised that he will be disputing the modification denial as the wrong figures were used and also may have to skip a payment due to other expenses. Liquidation options were discussed. - 09/10/2018 the borrower appealed the modification decision and it was denied a 2nd time. - 09/14/2018 Borrower stated that he will not be able to make payments for the next 2 months. Agent advised of the appeal denial - 09/28/2018 Borrower could not commit to pay and was told by home preservation specialist that he could be 2 months behind and not have to worry about foreclosure.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	09/30/2018
700380	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 06/04/2018, a lost draft check was received in the amount of $17786.94 for fire loss that occurred on 03/19/2018.  An email was sent out to the borrower regarding the items received and the claim was classified as monitored.  On 06/12/2018, the borrower called in regarding the hazard claim and confirmed what documents were needed to release funds.  A home recover kit was mailed out. On 06/15/2018, the borrower called in to advise of the contractor providing the documents for the carpet install and was advised of the monitored claim process.  Documents were received on 07/03/2018 and an email was sent to the borrower to note received.  On 07/03/2018, the borrower called in to request an inspection and the request was submitted.  On 07/06/2018, the borrower called in for the contact information for the inspection company due to missing the call.  On 07/11/2018, the borrower called in to state has still not been contacted for the inspection and was advised it’s still within the inspection timeframes.  On 07/16/2018, the borrower called in to state the appointment for the inspection still hasn’t been set and that one contractor will not be doing most of the work at the property.  A revised bid and new contact information was requested for the new contractor.  On 07/18/2018, the borrower called in stating still hasn’t been contacted and the issue was escalated to management to set the appointment as soon as possible.  On 07/23/2018, the borrower called in regarding the status of the claim and was advised waiting on the final inspection results to release the funds to the contractor.  On 07/27/2018, the borrower called in regarding the invoice from the contractor and was advised of the process.  On 07/31/2018, the inspection report noted 90% complete with minor floor repairs remaining.  On 08/02/2018, final funds were sent to the borrower and email was sent noting the draw was complete.  On 08/03/2018, the borrower called in to confirm the funds were sent.  The servicer advised all funds were released and the claim is closed.  On 08/07/2018, the borrower called in to confirm the check was sent out and was advised it was sent on 08/02/2018 and also confirmed the claim was closed.  On 08/23/2018, additional funds were received in the amount of $2388.29. On 08/28/2018 an email was sent to the borrower regarding the funds received and the funds were endorsed and released to the borrower.  No further contact with the borrower was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	09/30/2018
700540	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 06/16/2018, the borrower called in to make a payment.  The borrower was also inquiring about fees and wanted to know when and why they were assessed.  On 06/18/2018, an attempt was made to advise the majority of the fees were assessed in 2015 or prior with no response.  On 06/26/2018, the borrower was contacted and advised of the late fee details.  The borrower had no further questions.  On 07/16/2018, the borrower called in to make a payment.  Attempts were made to contact the borrower from 09/19/2018 through 09/25/2018 with no response.  On 09/26/2018, the borrower was contacted regarding the past due account.  The borrower noted curtailment of income after being advised of status of the account and disconnected the call.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	09/30/2018
700780	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Currently Delinquent Mortgage [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. The borrower has not called in and the servicer has not been been able to contact the borrower. The loan has been 30 days delinquent the entire review period.	09/30/2018
701139	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.	09/30/2018
701476	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 08/27/2018, the borrower called in regarding a letter received about the check stop for payment.  The servicer advised of the issue and stated a single check was sent out for payment overnight.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	09/30/2018
701535	2	[2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 07/23/2018, the borrower called in but disconnected before the call was transferred to bankruptcy.  On 08/21/2018, the borrower called in regarding the wind policy and was advised of the requirements per FEMA.  On 09/19/2018, the borrower called in regarding the escrow account and asked why the bankruptcy disclosure was always read when the bankruptcy was resolved.  The servicer advised of the process and was transferred to the escrow department.  On 09/24/2018, the commentary indicates the property is located in a FEMA disaster area (DR4394) due to Hurricane Florence and the borrower is eligible for disaster payment assistance.  No further contact was made with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged Chapter 7 bankruptcy.  The case details were not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	09/30/2018
702581	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 06/16/2018, the borrower called in to make a payment.  The borrower was also inquiring about fees and wanted to know when and why they were assessed.  On 06/18/2018, an attempt was made to advise the majority of the fees were assessed in 2015 or prior with no response.  On 06/26/2018, the borrower was contacted and advised of the late fee details.  The borrower had no further questions.  On 07/16/2018, the borrower called in to make a payment.  Attempts were made to contact the borrower from 09/19/2018 through 09/25/2018 with no response.  On 09/26/2018, the borrower was contacted regarding the past due account.  The borrower noted curtailment of income after being advised of status of the account and disconnected the call.
On 07/05/2018, the borrower called in regarding the new insurance information reflecting a decrease in premium.  The fax number was provided.  On 07/06/2018, the borrower called in requesting assistance due to hardship related to Hurricane Sandy, ten years ago.  The borrower had to do major repairs at that time and were completed.  The repairs were not completely covered by the insurance and needs more reimbursement from the insurance company estimated at $11000.  The borrower is also self-employed and is at a low part of the year due to nature of job.  The borrower completed the financial interview for modification.  Attempts were made to contact the borrower for missing documents.  On 07/12/2018, the borrower called in regarding the increase in payment.  The borrower thought the payment would go down with the decrease in the insurance premium but the payment went up. The borrower was advised the modification decision would take 7 to 10 business days and was transferred to the escrow department. On 07/16/2018, the borrower was contacted to confirm no pension benefits were being received and the current sources of income.  Attempts were made to contact the borrower regarding missing documents.  On 07/26/2018, the borrower called in and was transferred to a specialist.  The details of the call were not provided.  Attempts were made to contact the borrower regarding missing documents.  On 08/10/2018, the borrower called in and was advised the documents were received.  The call was transferred to customer service to answer the questions regarding the increase in payments.  On 08/21/2018, the borrower was contacted to determine when employment started and how many paystubs are received from the employer.  The borrower stated it was all explained in the fax that was sent in.  The borrower provided the details and the servicer confirmed the information would be reviewed and returned to underwriting.  On 08/30/2018, the borrower was denied for all workouts due to no imminent default.  On 09/05/2018, the borrower was contacted and advised of the denial and the reasoning behind the decision.  The borrower stated isn’t as far behind as initially thought.  The borrower inquired about the escrow shortage and wanted to know how it affected payment.  The servicer advised to try to send extra money toward the escrow and that will help reduce the payments.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case details were not provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was previously modified on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
			ADDITIONAL INFORMATION: N/A	09/30/2018
702976	3	[3] Ability to Repay - Poor - Intervention Required

[3] Bankruptcy -: Multiple Bankruptcy Filings - 2

[2] Current Status - Bankruptcy

[2] Currently Delinquent Mortgage

[2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  A prior discharged Chapter 7 bankruptcy was noted.  The case details were not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. There has been no contact with the borrower due to the borrower filing Chapter 13 bankruptcy on 06/11/2018.	09/30/2018
703155	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 06/12/2018, an email was received from the borrower requesting a late fee be waived due to a false account being created by the Wells Fargo bank branch.  The borrower requested $521 in fees to be waived as part of the Wells Fargo settlement.  Six contact attempts were made by the office of the president to resolve the issue with no response from the borrower.  On 07/30/2018, a letter was sent to the borrower stating the issue was resolved due to not having enough information to research the concerns regarding the false account and the fees would not be waived.  No further contact was made with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: N/A	09/30/2018
705189	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. The borrower has not called in and there have been no attempts to contact the borrower due to the loan being current and all payments being made on time during the review period. The loan performed throughout the entire review period.	09/30/2018
703818	3	[3] Ability to Repay - Poor - Intervention Required [2] Current Status - Delinquent [2] Currently Delinquent Mortgage [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
			ADDITIONAL INFORMATION: This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. The borrower has not called in and the servicer has not been been able to contact the borrower. The loan has been 30 days delinquent the entire review.	09/30/2018
704701	3	[3] Ability to Repay - Poor - Intervention Required [3] Delinquency Prognosis - Permanent [2] Current Status - Delinquent [2] Currently Delinquent Mortgage [2] Occupancy - Non Owner Occupied	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. On 07/10/2018 and 08/06/2018 the borrower called in to ask about the account status. On 08/21/2018 the borrower was contacted to advise of documents needed for the loss mitigation review. On 08/28/2018 the borrower was contacted to discuss the account. On 09/06/2018 and  0914/2018 an authorized 3rd party called in with questions about a Deed in Lieu and short sale. On 09/25/2018 an authorized 3rd party called in to discuss the status of the loan. They were advised that the loan is not eligible for a short sale. The RFD is noted as excessive obligations.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Short Sale.
			ADDITIONAL INFORMATION: N/A	09/30/2018
704704	2	[2] Occupancy - Non Owner Occupied [2] Performing Loan But Moderate Possibility of Going Delinquent [1] Current Status - Performing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018.  This loan was reviewed with data provided from 07/01/2018 through 09/30/2018. There was no contact prior to 09/25/2018. On 09/25/2018 an authorized 3rd party called in to discuss the short sale process. They were advised that the documents needed were received and to allow 3-5 business days for them to be reviewed. The loan is currently performing but being reviewed for a short sale.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Short Sale.
			ADDITIONAL INFORMATION: N/A	09/30/2018